Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 – Related Party Transactions

In November 2022, the Company entered into the Purchase Agreement, as amended with Red Cat and Jeffrey Thompson, the Company’s former Chief Executive Officer and President and current director and also the current Chief Executive Officer of Red Cat, pursuant to which, among other things, Mr. Thompson and the Company have agreed to indemnification obligations, which shall survive for a period of nine months from February 16, 2024, subject to certain limitations, which includes a basket of $250,000 before any claim can be asserted and a cap equal to the value of 100,000 shares of our common stock owned by him to secure any indemnification obligations, which stock is our sole remedy, except for fraud. Our prior Chief Executive Officer, Mr. Brandon Torres Declet, negotiated the terms of the Purchase Agreement on an arms’ length basis with Joe Freedman who was the head of Red Cat’s Special Committee. The transaction was ultimately approved by the Company’s and Red Cat’s board of directors. On March 8, 2023, a majority of the disinterested Red Cat shareholders approved the transactions contemplated in the Purchase Agreement in a special meeting. Mr. Thompson recused himself from such vote.

In February 2024, the Company completed the acquisitions to purchase Fat Shark and Rotor Riot from Red Cat. Jeffrey Thompson is the founder and current Chief Executive Officer of Red Cat. Mr. Thompson is also the founder, prior Chief Executive Officer and current member on the Board of Directors of Unusual Machines. Prior to the acquisition, Mr. Thompson held 328,500 shares of common stock in Unusual Machines, which represented approximately 10% prior to the acquisition and IPO.

On April 30, 2024 (“Grant Date”), the Company’s board of directors approved the Company entering into a two-year Management Services Agreement (the “Agreement”) with 8 Consulting LLC (the “Consultant”) for the services of our Chief Executive Officer, Dr. Allan Evans, whereby the Consultant agreed to cause Dr. Evans to perform his services as the Company’s Chief Executive Officer and the Consultant will be compensated on behalf of Dr. Evans by the Company in connection with his performance of such services. The Agreement allows Dr. Evans to receive favorable tax benefits as a resident of the Commonwealth of Puerto Rico who will perform such services in Puerto Rico. Pursuant to the Agreement, Dr. Evans will perform the duties and responsibilities that are customary for a chief executive officer of a public company that either have revenues similar to the Company on a pro forma basis as reflected in the Prospectus filed with the SEC on February 15, 2024, or if pre-revenues, are an active and on-going business that are performing pre-revenue activities. The Consultant agreed to cause Dr. Evans, as Chief Executive Officer, (i) to undertake primary responsibility for managing all aspects of the Company and overseeing the preparation of all reports, registration statements and other filings required filed by the Company with the SEC and executing the certifications required the Sarbanes Oxley Act of 2002 and the rules of the SEC as the principal executive officer of the Company; (ii) attend investor meetings and road shows in connection with the Company’s fundraising and investor relations activities; (iii) to report to the Company’s board of directors; (iv) to perform services for such subsidiaries of the Company as may be necessary.

The Consultant receives a $250,000 fee per year payable in monthly installments. In addition, the Consultant was granted 488,000 fully vested shares of restricted common stock. The fair value of the shares was $585,600 based on the $1.20 quoted trading price on the Grant Date and will be recognized over the service period (see below). The grant of restricted common stock was made under the Company’s 2022 Equity Incentive Plan. The shares of restricted common stock are subject to pro rata forfeiture from February 14, 2024 until February 14, 2025, in the event that Dr. Evans is terminated or ends his services to the Company for any reason other than death or disability, as defined in the Internal Revenue Code. The Company and Dr. Evans previously entered into an Offer Letter dated November 27, 2023, under which he would serve as the Company’s Chief Executive Officer effective as of December 4, 2023. The Agreement terminates and replaces the Offer Letter dated November 27, 2023.